Pensions and other post-employment benefits - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net defined benefit
Net interest	€ (203)	€ (176)	€ (188)
Total	(36)	(18)	(31)
Defined benefit plans and post-retirement benefits plans
Net defined benefit
Current service cost	139	148	157
Past service cost	28	5	6
Net interest	(203)	(176)	(187)
Settlements	€ 0	€ 5	€ (7)